Intangible Assets and Deferred Costs - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	14 years
Impairment charge	$ 2,042
Product and Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	2,947	$ 3,318	$ 3,617
Estimated amortization expense, 2017	2,241
Estimated amortization expense, 2018	1,779
Estimated amortization expense, 2019	360
Estimated amortization expense, 2020	341
Estimated amortization expense, 2021	$ 294
Product Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	5 years